NATIXIS FUNDS

Supplement dated September 15, 2011 to the Natixis Funds Statement of Additional Information, dated February 1, 2011, as may be revised and supplemented from time to time for the following fund:

Loomis Sayles Mid Cap Growth Fund

Effective immediately, the “Investment Companies” sub-section under the section “Investment Strategies and Risks” is amended and restated as follows:

Investment Companies

Some Funds may invest in other investment companies. Investment companies, including exchange-traded funds such as “iShares,” “SPDRs” and “VIPERs,” are essentially pools of securities. Investing in other investment companies involves substantially the same risks as investing directly in the underlying securities, but may involve additional expenses at the investment company level, such as investment advisory fees and operating expenses. In some cases, investing in an investment company may involve the payment of a premium over the value of the assets held in that investment company’s portfolio. As an investor in another investment company, a Fund will bear its ratable share of the investment company’s expenses, including advisory fees, and the Fund’s shareholders will bear such expenses indirectly, in addition to similar fees and expenses of the Fund. In other circumstances, the market value of an investment company’s shares may be less than the NAV per share of the investment company.

Despite the possibility of greater fees and expenses, investment in other investment companies may be attractive nonetheless for several reasons, especially in connection with foreign investments. Because of restrictions on direct investment by U.S. entities in certain countries, investing indirectly in such countries (by purchasing shares of another fund that is permitted to invest in such countries) may be the most practical and efficient way for a Fund to invest in such countries. In other cases, when a Fund’s Adviser desires to make only a relatively small investment in a particular country, investing through another fund that holds a diversified portfolio in that country may be more effective than investing directly in issuers in that country. In addition, it may be efficient for a Fund to gain exposure to particular market segments by investing in shares of one or more investment companies.

Exchange-Traded Funds. The Funds may invest in shares of exchange-traded funds (“ETFs”). An ETF is an investment company that is generally registered under the 1940 Act that holds a portfolio of securities designed to track the performance of a particular index. The index may be actively managed. ETFs sell and redeem their shares at NAV in large blocks (typically 50,000 of its shares or more) called “creation units.” Shares representing fractional interests in these creation units are listed for trading on national securities exchanges and can be purchased and sold in the secondary market in lots of any size at any time during the trading day. ETFs sometimes also refer to entities that are not registered under the 1940 Act that invest directly in commodities or other assets (e.g., gold bullion). Investments in ETFs involve certain inherent risks generally associated with investments in a broadly-based portfolio of securities, including risks that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF or other instrument. In addition, an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or number of stocks held.

Effective immediately, the following sub-section is added under the section “Investment Strategies and Risks”:

Commodities

Commodities are assets that have tangible properties, such as oil, metals, livestock or agricultural products. Historically, commodity investments have had a relatively high correlation with changes in inflation and a relatively low correlation to stock and bond returns. Commodity-related securities and other instruments provide exposure, which may include long and/or short exposure, to the investment returns of physical commodities that trade in commodities markets, without investing directly in physical commodities. A Fund may invest in commodity-related securities and other instruments, such as options, that derive value from the price movement of commodities, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. However, investments in commodity-linked instruments do not generally provide a claim on the underlying commodity. In addition, the ability of a Fund to invest directly in commodities, and in certain commodity-related securities and other instruments, is subject to significant limitations in order to enable a Fund to maintain its status as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). See “Taxes” below for more information.

The value of commodity-related instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-related instruments will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-related instruments may be subject to greater volatility than non-commodity-based investments. A highly liquid secondary market may not exist for certain commodity-related instruments, and there can be no assurance that one will develop. Commodity-related instruments are also subject to credit and interest rate risks that in general affect the values of debt securities. A Fund may lose money on its commodity investments.

Effective immediately, the following paragraph is added after the second paragraph to the “Taxation of the Funds” sub-section under the section “Taxes”:

The 90% of gross income requirement described in (i) above will significantly limit the ability of the Funds to invest directly in commodities and certain commodity-related instruments. Income and gains from a RIC’s direct investments in commodities and certain commodity-related instruments does not constitute qualifying income to the RIC for purposes of the 90% of gross income requirement. Thus, if a Fund were to make such investments and its income from such investments were to exceed 10% of its gross income in a particular taxable year, the Fund would fail to qualify as a RIC for such year with the associated adverse consequences described below, unless it is eligible to and does pay a tax at the Fund level.

Effective immediately, the last sentence in the fourth paragraph under the sub-section “Systematic Withdrawal Plans (All Classes)” within the section “Shareholder Services” in the SAI is amended and restated as follows:

Income dividends and capital gain distributions will be reinvested (without a sales charge in the case of Class A shares) based upon the NAV determined as of the close of regular trading on the NYSE on the ex dividend date.

Effective immediately, the second sentence under the sub-section “Dividend Diversification Program” within the section “Shareholder Services” in the SAI is amended and restated as follows:

Shares will be purchased based upon the selected Fund’s NAV (without a sales charge or CDSC) determined as of the close of regular trading on the NYSE on the ex dividend date.

Effective immediately, the first sentence in the second paragraph under the section “Distributions” in the SAI is amended and restated as follows:

Ordinary income dividends and capital gain distributions are reinvested based upon the NAV determined as of the close of the NYSE on the ex dividend date for each dividend or distribution.

NATIXIS FUNDS

Supplement dated September 15, 2011 to the Natixis Statement of Additional Information

(the “SAI”) dated February 1, 2011, as may be revised or supplemented from time to time, for the following funds:

Loomis Sayles Core Plus Bond Fund Loomis Sayles Global Equity and Income	Loomis Sayles Investment Grade Bond Fund
Fund	Loomis Sayles Limited Term
Loomis Sayles Growth Fund	Government and Agency Fund
Loomis Sayles High Income Fund	Loomis Sayles Strategic Income Fund
Loomis Sayles International Bond Fund	Loomis Sayles Value Fund

Effective immediately, the last sentence in the fourth paragraph under the sub-section “Systematic Withdrawal Plans (All Classes)” within the section “Shareholder Services” in the SAI is amended and restated as follows:

Income dividends and capital gain distributions will be reinvested (without a sales charge in the case of Class A shares) based upon the NAV determined as of the close of regular trading on the NYSE on the ex dividend date.

Effective immediately, the second sentence under the sub-section “Dividend Diversification Program” within the section “Shareholder Services” in the SAI is amended and restated as follows:

Shares will be purchased based upon the selected Fund’s NAV (without a sales charge or CDSC) determined as of the close of regular trading on the NYSE on the ex dividend date.

Effective immediately, the first sentence in the second paragraph under the section “Distributions” in the SAI is amended and restated as follows:

Ordinary income dividends and capital gain distributions are reinvested based upon the NAV determined as of the close of the NYSE on the ex dividend date for each dividend or distribution.

***

Supplement dated September 15, 2011 to the Loomis Sayles Statement of Additional

Information (the “SAI”) dated February 1, 2011, as may be revised or supplemented from time to time, for the following funds:

Loomis Sayles Fixed Income Fund

Loomis Sayles Institutional High Income Fund

Loomis Sayles Investment Grade Fixed Income Fund

Effective immediately, the last sentence of the second paragraph under the sub-section “Systematic Withdrawal Plan” within the section “Shareholder Services” in the SAI is amended and restated as follows:

Income dividends and capital gain distributions will be reinvested based upon the NAV determined as of the close of regular trading on the NYSE on the ex dividend date for the dividend or distribution.

Effective immediately, the first sentence in the second paragraph under the section “Distributions” in the SAI is amended and restated as follows:

Investment income dividends and capital gain distributions are reinvested based upon the NAV determined as of the close of regular trading on the NYSE on the ex dividend date for each dividend or distribution.

***

Supplement dated September 15, 2011 to the Loomis Sayles Statement of Additional

Information (the “SAI”) dated February 1, 2011, as may be revised or supplemented from time to time, for the following funds:

Loomis Sayles High Income Opportunities Fund

Loomis Sayles Securitized Asset Fund

Effective immediately, the first sentence in the second paragraph under the section “Distributions” in the SAI is amended and restated as follows:

Investment income dividends and capital gain distributions are reinvested based upon the NAV determined as of the close of regular trading on the NYSE on the ex dividend date for each dividend or distribution.

***

Supplement dated September 15, 2011 to the Loomis Sayles Statement of Additional

Information (the “SAI”) dated February 1, 2011, as may be revised or supplemented from time to time, for the following funds:

Loomis Sayles Bond Fund	Loomis Sayles Intermediate Duration
Loomis Sayles Global Bond Fund	Bond Fund
Loomis Sayles Inflation Protected Securities Fund	Loomis Sayles Small Cap Value Fund Loomis Sayles Small Cap Growth Fund

Effective immediately, the last sentence of the second paragraph under the sub-section “Systematic Withdrawal Plan” within the section “Shareholder Services” in the SAI is amended and restated as follows:

Income dividends and capital gain distributions will be reinvested based upon the NAV determined as of the close of regular trading on the NYSE on the ex dividend date for the dividend or distribution.

Effective immediately, the first sentence in the second paragraph under the section “Distributions” in the SAI is amended and restated as follows:

Ordinary income dividends and capital gain distributions are reinvested based upon the NAV determined as of the close of the NYSE on the ex dividend date for each dividend or distribution.

***

Supplement dated September 15, 2011 to the Natixis Statement of Additional Information

(the “SAI”) dated May 1, 2011, as may be revised or supplemented from time to time, for the following funds:

ASG Diversifying Strategies Fund	Loomis Sayles Absolute Strategies Fund
ASG Global Alternatives Fund	Loomis Sayles Multi-Asset Real Return Fund
ASG Managed Futures Strategy Fund	Gateway Fund

Effective immediately, the fourth paragraph under the sub-section “Systematic Withdrawal Plan (All Classes)” within the section “Shareholder Services” in the SAI is amended and restated as follows:

Income dividends and capital gain distributions will be reinvested (without a sales charge in the case of Class A shares) based upon the NAV determined as of the close of regular trading on the NYSE on the ex dividend date.

Effective immediately, the second sentence under the sub-section “Dividend Diversification Program” within the section “Shareholder Services” in the SAI is amended and restated as follows:

Shares will be purchased based upon the selected Fund’s NAV (without a sales charge or CDSC) determined as of the close of regular trading on the NYSE on the ex dividend date.

Effective immediately, the first sentence in the second paragraph under the section “Distributions” in the SAI is amended and restated as follows:

Ordinary income dividends and capital gain distributions are reinvested based upon the NAV determined as of the close of the NYSE on the ex dividend date for each dividend or distribution.

***

Supplement dated September 15, 2011 to the Natixis Statement of Additional Information

(the “SAI”) dated May 1, 2011, as may be revised or supplemented from time to time, for the following funds:

Absolute Asia Dynamic Equity Fund	Natixis Oakmark Global Fund
AEW Real Estate Fund	Natixis Oakmark International Fund
CGM Advisor Targeted Equity Fund	Vaughan Nelson Small Cap Value Fund
Hansberger International Fund	Vaughan Nelson Value Opportunity Fund
Harris Associates Large Cap Value Fund	Westpeak ActiveBeta® Equity Fund
Natixis Diversified Income Fund

Effective immediately, the fourth paragraph under the sub-section “Systematic Withdrawal Plans (Class A, Class B and Class C Shares)” within the section “Shareholder Services” in the SAI is amended and restated as follows:

Income dividends and capital gain distributions will be reinvested (without a sales charge in the case of Class A shares) based upon the NAV determined as of the close of regular trading on the NYSE on the ex dividend date.

Effective immediately, the second sentence under the sub-section “Dividend Diversification Program” within the section “Shareholder Services” in the SAI is amended and restated as follows:

Shares will be purchased based upon the selected Fund’s NAV (without a sales charge or CDSC) determined as of the close of regular trading on the NYSE on the ex dividend date.

Effective immediately, the first sentence in the second paragraph under the section “Distributions” in the SAI is amended and restated as follows:

Ordinary income dividends and capital gain distributions are reinvested based upon the NAV determined as of the close of the NYSE on the ex dividend date for each dividend or distribution.